SUBSEQUENT EVENTS (Details) - Mars Acquisition Corporation - USD ($)	Jan. 02, 2025	Dec. 30, 2024	Dec. 12, 2024	Dec. 29, 2024	Sep. 30, 2024	Sep. 30, 2023
Subsequent Events
Investments held in trust account					$ 23,142,783	$ 72,587,820
Subsequent Event
Subsequent Events
Redeemable aggregate number of public shares			1,434,626
Share price (in dollar per shares)			$ 11.15
Aggregate cash payment			$ 16,000,000
Redemptions shares in trust account	400,000
Amount reimbursed by the company	$ 4,500,000
Subsequent Event | Non-Redemption Agreements
Subsequent Events
Redemptions shares in trust account	400,000
Amount reimbursed by the company	$ 4,500,000
Subsequent Event | ScanTech Identification Beam Systems, LLC
Subsequent Events
Redemptions shares in trust account	400,000
Amount distributed from trust account	$ 361,000
Subsequent Event | Pubco, Purchaser Merger Sub
Subsequent Events
Redeemable aggregate number of public shares			1,434,626
Share price (in dollar per shares)			$ 11.15
Aggregate cash payment			$ 16,000,000
Redemptions shares in trust account	650,000
Payment made to investors from trust account		$ 1,499,000
Subsequent Event | Pubco, Purchaser Merger Sub | Non-Redemption Agreements
Subsequent Events
Redemptions shares in trust account		200,000
Investments held in trust account		$ 750,000
Number of shares entitled for subscription		312,500		1,250,000
Payment made to investors from trust account		$ 1,499,000
Subsequent Event | Pubco, Purchaser Merger Sub | Ordinary Shares
Subsequent Events
Number of shares entitled for subscription		312,500